TAXES - Reconciliation (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Amount Reconciliation
Income tax (benefit) expense at PRC statutory income tax rate	$ (1,511,409)	$ (1,248,207)
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA
Impact of different tax rates in other jurisdictions	$ 1,124,292	$ 840,758
Effect of preferential tax rate	250,663	259,890
Super deduction of qualified R&D expenditures	(4,788)	(8,597)
Effect of change in valuation allowance	51,591	50,437
Non-deductible items and other	5,305	7,062
Total income tax benefit	$ (84,347)	$ (98,657)
Qualified R&D Expenditures of PRC Deduction Percentage	100.00%